Cash and cash equivalents	6 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents	Note 5. Cash and cash equivalents
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Current assets
Cash at bank	90,307	38,657
Cash on deposit	-	30,237

Total cash and cash equivalents	90,307	68,894